Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.20 per share
Amount Registered | shares	5,952,380
Proposed Maximum Offering Price per Unit	3.36
Maximum Aggregate Offering Price	$ 19,999,996.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of Ordinary Shares that may be issued and resold resulting from share splits, share dividends or such similar transactions.

Represents the Registrant's Ordinary Shares, issuable pursuant to that certain Standby Equity Purchase Agreement dated as of June 16, 2026 (the "SEPA") by and between the Registrant the Selling Shareholder named in the Registration Statement.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable under each advance notice under the SEPA is based upon $3.36, which is the average of the high and low closing sale prices of the shares of ordinary shares as of July 7, 2026, as reported on the Nasdaq Capital Market.